Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	87 Months Ended	96 Months Ended	99 Months Ended	108 Months Ended	111 Months Ended	120 Months Ended
	Apr. 13, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2026
C000170095
Account Value [Line Items]
Line Graph and Table Measure Name				Boyd Watterson Limited Duration Enhanced Income Fund - Class I2
Accumulated Value		$ 10,000			$ 10,475		$ 10,673		$ 11,220		$ 11,531		$ 12,161		$ 11,487		$ 12,377		$ 13,477		$ 14,397		$ 15,196
C000170094
Account Value [Line Items]
Line Graph and Table Measure Name				Boyd Watterson Limited Duration Enhanced Income Fund - Class I
Accumulated Value	$ 10,000		$ 10,114			$ 10,295		$ 10,791		$ 11,081		$ 11,656		$ 10,993		$ 11,817		$ 12,844		$ 13,696		$ 14,428
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value		10,000			10,011		9,991		10,525		11,096		11,140		10,561		10,581		11,074		11,785		12,139
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. 1-5 Year Government/Credit Index
Accumulated Value	10,000		10,017			9,997		10,531		11,103		11,147		10,568		10,588		11,081		11,792		12,146
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value		10,000			10,035		10,056		10,485		10,925		10,974		10,583		10,638		11,156		11,818		12,190
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 9,969		$ 9,929		$ 10,710		$ 11,646		$ 11,607		$ 10,413		$ 10,315		$ 10,587		$ 11,230		$ 11,656
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value	10,000		10,013			10,034		10,462		10,902		10,950		10,560		10,615		11,132		11,793		12,163
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 10,051			$ 10,011		$ 10,799		$ 11,743		$ 11,704		$ 10,499		$ 10,401		$ 10,675		$ 11,323		$ 11,752